Equity Plan (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,877,000	[1]	$ 916,000	$ 5,522,000
Common units to satisfy employee tax withholding obligations	1,405
Employees And Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Phantom And Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested compensation cost	3,000,000		2,000,000
Grants of units, estimated grant date fair value	$ 5,000,000		$ 800,000
Phantom And Restricted Units [Member] | 2007 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units available for issuance	505,791		633,211

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.